Exchanged/Held-For-Exchange Animal Health Business - Summary of Assets and Liabilities Held for Sale or Exchange (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[1],[2]
Assets
Property, plant and equipment		€ 9,651	€ 9,579	[1]	€ 10,019	[1]
Goodwill		44,235	40,264	[1]	40,287	[1]
Other intangible assets		21,889	13,080	[1]	10,879	[1]
Investments accounted for using the equity method		3,402	2,847	[1]	2,892	[1]
Other non-currentassets		2,971	3,364	[1]	2,820	[1]
Deferred tax assets		4,613	4,291	[1]	4,670	[1]
Inventories		7,477	6,818	[1]	6,896	[1]
Accounts receivable		7,260	7,216	[1]	7,311	[1]
Other current assets		2,917	2,005	[1]	2,211	[1]
Cash and cash equivalents		6,925	10,315	[1],[2]	10,273	[1],[2]	€ 9,148
Total assets held for sale or exchange		68	34	[1]	6,421	[1]
Liabilities
Long-term debt		22,007	14,326	[1]	16,815	[1]
Non-current provisions		8,613	9,154	[1]	8,834	[1]
Deferred tax liabilities		3,414	1,605	[1]	2,292	[1]
Current debt		2,633	1,275	[1]	1,764	[1]
Other current liabilities		€ 5,112	€ 5,093		5,824
Total liabilities related to assets held for sale or exchange	[1]				1,195
Animal Health Business [member]
Assets
Property, plant and equipment					811
Goodwill					1,560
Other intangible assets					2,227
Investments accounted for using the equity method					12
Other non-currentassets					41
Deferred tax assets					180
Inventories					629
Accounts receivable					471
Other current assets					83
Cash and cash equivalents					362
Total assets held for sale or exchange					6,376
Liabilities
Long-term debt					6
Non-current provisions					134
Deferred tax liabilities					198
Current debt					148
Accounts payable					241
Other current liabilities					438
Total liabilities related to assets held for sale or exchange					€ 1,165

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).
[2]	For 2016, the cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated by the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.